Costs of services and general and administrative costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Costs of Services and General Administrative Costs

	2024	2023	2022
	£m	£m	£m
Costs of services	12,290	12,326	11,890
General and administrative costs	1,126	1,988	1,181
	13,416	14,314	13,071
Costs of services and general and administrative costs include:

	2024	2023	2022
	£m	£m	£m
Staff costs (note 5)	7,761	8,137	8,166
Establishment costs	472	516	536
Media pass-through costs	2,523	2,174	1,906
Other costs of services and general and administrative costs[1]	2,660	3,487	2,463
	13,416	14,314	13,071
Note
[1]Other costs of services and general and administrative costs include £859 million (2023: £811 million, 2022: £724 million) of other pass-through costs.
Other costs of services and general and administrative costs include the following significant items:

	2024	2023	2022
	£m	£m	£m
Goodwill impairment (note 11)	237	63	38
Amortisation and impairment of acquired intangible assets	93	728	62
Other impairment charges	26	18	77
Restructuring and transformation costs	251	196	219
Property-related restructuring costs	26	232	18
(Gains)/losses on disposal of investments and subsidiaries	(322)	(7)	36
Legal provision charges/(gains)	68	(11)	—

Summary of Auditors Remuneration
Auditors’ remuneration:

	2024	2023	2022
	£m	£m	£m
Fees payable to the Company’s auditors for the audit of the Company and Group’s annual accounts	18	10	8
Fees payable for the audit of the Company’s subsidiaries	26	30	29
Fees payable to the auditors pursuant to legislation[1]	44	40	37
Audit-related assurance services[1,2]	1	1	—
Other assurance services - PwC	—	—	—
Other assurance services - Deloitte	1	1	1
Tax compliance services	—	—	—
Total other fees	2	2	1
Total fees	46	42	38
Notes
[1]Includes fees in respect of the audit of internal control over financial reporting. With effect from 2024, following a competitive tender process, PricewaterhouseCoopers LLP (PwC) was appointed as auditor of the Company, replacing Deloitte LLP (Deloitte). Fees payable for the audit of the Company and Group's annual accounts, the audit of the Company's subsidiaries, and audit-related services during the year ended 31 December 2024 relate to PwC and for the years ended 31 December 2023 and 31 December 2022 to Deloitte.
[2]Audit-related assurance services are predominantly in respect of the review of the interim financial information.